Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 99,075,082	$ 99,039,172
Trade and other receivables	2,325,063	2,847,229
Inventory	2,565,368	3,165,932
Prepayments	3,183,795	1,958,269
Escrow reserves	1,427,298	9,137,605
Total current assets	108,576,606	116,148,207
Non-current assets
Property, plant and equipment	136,303,064	125,316,748
Investment securities at fair value through profit or loss	16,022,682	16,490,271
Right-of-use assets	4,699,778	4,915,035
Exploration and evaluation assets	2,149,952	2,212,013
Intangible assets	12,082,009	12,173,710
Other assets	1,059,542	168,574
Total non-current assets	172,317,027	161,276,351
Total assets	280,893,633	277,424,558
Current liabilities
Trade and other payables	4,373,744	6,954,464
Contract liabilities	254,174	71,985
Lease liabilities	368,855	353,378
Borrowings	1,223,991	1,085,314
Total current liabilities	6,220,764	8,465,141
Non-current liabilities
Contract liabilities	3,000,000	3,000,000
Lease liabilities	4,639,186	4,825,560
Derivative financial instruments	2,093,741
Borrowings	62,983,850	35,077,588
Total non-current liabilities	72,716,777	42,903,148
Total liabilities	78,937,541	51,368,289
Net assets	201,956,092	226,056,269
EQUITY
Contributed equity	338,155,349	338,108,198
Reserves	30,499,068	26,547,649
Accumulated losses	(166,698,325)	(138,599,578)
Total equity	$ 201,956,092	$ 226,056,269